Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash

Restricted cash consisted of the following:

	As of December 31,
	2023	2024
	(in US$ thousands)
Secured deposits in relation to the headquarter project	$—	$3,478
Secured deposits for a letter of credit	280	267
Restricted cash	$280	$3,745